Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Barclays Capital Inc.
Credit Suisse Securities (USA) LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2018-A, Private Education Loan-Backed Notes (the “Notes”) - Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2018-A_Cutoff_20180123_ Decrypted.txt” (the “Data File”) provided by the Bank on January 31, 2018, containing certain information related to 64,970 student loans (the “Student Loans”) as of January 23, 2018 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of the Notes. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means dollar amounts were within $1.00.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•
The term “Supplemental Data File” means an electronic data file entitled “3rd Driver.xlsx” provided by the Bank on February 28, 2018, containing certain Remaining Term information as of the Cutoff Date related to the 64,970 Student Loans in the Data File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “School List File” means an electronic file entitled “School List.xlsx” provided by the Bank on February 16, 2018, containing a snapshot of the School View table within the Bank’s SQL database

•
The term “Sources” means the ATLAS System, ENCORE System, FDR System, Supplemental Data File, School List File, Promissory Note, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CIS Screen, #CSS Screen, #NM CR Screen, #NM CC Screen, #ED2 Screen, #EDH Screen, #NPO Screen, #HDI Screen, #CPH Screen, #CDS Screen, #CMI Screen, and Branch Categorization Screen furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

I.	The Selected Student Loans

We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

II.	The Data File Procedures

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information contained in or derived from the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable), constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources/Instructions

Social Security Number	Promissory Note within the ENCORE System and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System and instructions provided by the Bank described below. We performed no procedures to assess compliance with any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen within the FDR System

Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen within the FDR System, total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System, the “FINANCIAL INSTITUTION” field on #NM CC Screen within the FDR System, and instructions provided by the Bank described below

Current Principal Balance/ Recomputed Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen within the FDR System less applicable “AMOUNT-PAID” on #CPH Screen and accrued interest recomputed using “INT_RT” field on #EDH Screen, or “ACCOUNT BALANCE” field on #CSS Screen and the total of all “LOAN DISBURSEMENT” amounts on #CDS Screen within the FDR System, and instructions provided by the Bank described below

Attributes	Sources/Instructions

Loan Type	“#14” field on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” field on #BS3 Screen within the FDR System and “CURR LOAN STAT” field on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Bank described below

Current Status End Date/ Recomputed Current Status End Date
“CURR LOAN STAT” field on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; and instructions provided by the Bank described below

Remaining Term / Recomputed Remaining Term
“CURR LOAN STAT” field on #EDH Screen within the FDR System, “MISC FIELD 2” field on #BS3 Screen within the FDR System, “#9” field on #NM CC Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, “MATURITY DT” field on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System, “DUE DATE” field on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type
“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen within the FDR System, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen within the FDR System, and instructions provided by the Bank described below

Interest Rate
“INT RT” field,  “INT 1%” field, “INT 2%” field on #EDH Screen within the FDR System, “DAYS1” field  on #ED2 Screen within the FDR System and “CYCLE DATE” field on #CSS Screen within the FDR System, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen within the FDR System

School Types 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” fields on Branch Categorization Screen within the ATLAS System, or “SCH TYPE” and “TITLE IV” fields of School View table in the School List File, and instructions provided by the Bank as described below

Attributes	Sources/Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CMI Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen within the FDR System and instructions provided by the Bank described below

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen within the FDR System

1.
For purposes of comparing the Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number on the Promissory Note to the social security number in the “SSN” field in the Data File, and (ii) observe Signatures appear on the Promissory Note. In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for three (3) Selected Student Loans were not available in the ENCORE System. These were not considered exceptions.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen within the FDR System.

In the event the Original Principal Balance in the Data File did not agree to the amount displayed in the “TLDSBAMT” field on the “OTHER” option on the #HDI Screen within the FDR System, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare the Original Principal Balance in the Data File to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen within the FDR System, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare the Original Principal Balance in the Data File to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen within the FDR System.

3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen within the FDR System to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System but before the Cutoff Date;

b)
If a payment was made based on procedure (3.a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen within the FDR System, (ii) “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the “EFF-DT” field on the #CPH Screen within the FDR System minus one, and a denominator of 365 (i.e., the total number of days in the 2017 calendar year); and,

c)
Add the recomputed accrued interest from procedure (3.b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)	We compared the Recomputed Current Principal Balance to the corresponding information appearing in the Data File.

e)
In the event the Recomputed Current Principal Balance did not agree to the corresponding information appearing in the Data File, we were instructed to compare the “PrincipalBalance” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen within the FDR System.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen within the FDR System. In the event the Loan Status did not agree with the information in the Data File, the Bank instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute the “CUR_STATUS_END_DT” field (“Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen within the FDR System.

6.	For purposes of comparing Remaining Term, we were instructed by the Bank to compare or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System;

d)
In the event the Recomputed Remaining Term calculated in procedures (b) or (c) did not agree to the “RemainingTerm” field in the Data File, we were instructed by the Bank to calculate the Recomputed Remaining Term as followi: (i) If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen within the FDR System, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following date in the “MATURITY DT” field on the #EDH Screen, minus (b) one; or,(ii) if the Cutoff Date was on or before the current “DUE DATE” field on the #CSS Screen within the FDR System, the Remaining Term is the Remaining Term contained in the Supplemental Data File.

7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen in the FDR System was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen in the FDR System was “DSCH,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was before the Cutoff Date, the Repayment Schedule Type was “V”;

c)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System was after the Cutoff Date, the Repayment Schedule Type was “Z”;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

e)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

f)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “DSCH,” the Repayment Schedule Type was “E”;

g)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen within the FDR System.

8.
For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” on the #EDH Screen within the FDR System.

In the event the Interest Rate in the “Rt_Eff_Int” field in the Data File did not agree to the “INT RT” on the #EDH Screen within the FDR System, we were instructed by the Bank as follows:

a)
Add the number of days found in the “DAYS 1” field on the “#ED2” Screen within the FDR System to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the “#ED2” Screen within the FDR System;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the “#ED2” Screen within the FDR System.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code under the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)	If the “PROGRAM CATEGORY” field within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “2 year”;

c)	If the “PROGRAM CATEGORY” field within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “Trade School”;

d)	If the “PROGRAM CATEGORY” field within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” field within the ATLAS System was blank, the School Type 1 was “Other Type”;

e)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field within the ATLAS System was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field within the ATLAS System was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

h)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) under the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived from the instructions above. In the event the information did not agree, we were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) under the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the “SCHL TYPE” and “TITLE IV” fields, respectively, of the School View table in the School List File.

The information regarding the Selected Student Loans was found to be in agreement with the respective information appearing in the Sources. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File, the Sources, and information and instructions provided by the Bank, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Data File or the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, who are not identified in the report as the Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
March 2, 2018

Exhibit A

The Selected Students Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2018A001	51	2018A051	101	2018A101	151	2018A151
2	2018A002	52	2018A052	102	2018A102	152	2018A152
3	2018A003	53	2018A053	103	2018A103	153	2018A153
4	2018A004	54	2018A054	104	2018A104	154	2018A154
5	2018A005	55	2018A055	105	2018A105	155	2018A155
6	2018A006	56	2018A056	106	2018A106	156	2018A156
7	2018A007	57	2018A057	107	2018A107	157	2018A157
8	2018A008	58	2018A058	108	2018A108	158	2018A158
9	2018A009	59	2018A059	109	2018A109	159	2018A159
10	2018A010	60	2018A060	110	2018A110	160	2018A160
11	2018A011	61	2018A061	111	2018A111	161	2018A161
12	2018A012	62	2018A062	112	2018A112	162	2018A162
13	2018A013	63	2018A063	113	2018A113	163	2018A163
14	2018A014	64	2018A064	114	2018A114	164	2018A164
15	2018A015	65	2018A065	115	2018A115	165	2018A165
16	2018A016	66	2018A066	116	2018A116	166	2018A166
17	2018A017	67	2018A067	117	2018A117	167	2018A167
18	2018A018	68	2018A068	118	2018A118	168	2018A168
19	2018A019	69	2018A069	119	2018A119	169	2018A169
20	2018A020	70	2018A070	120	2018A120	170	2018A170
21	2018A021	71	2018A071	121	2018A121	171	2018A171
22	2018A022	72	2018A072	122	2018A122	172	2018A172
23	2018A023	73	2018A073	123	2018A123	173	2018A173
24	2018A024	74	2018A074	124	2018A124	174	2018A174
25	2018A025	75	2018A075	125	2018A125	175	2018A175
26	2018A026	76	2018A076	126	2018A126	176	2018A176
27	2018A027	77	2018A077	127	2018A127	177	2018A177
28	2018A028	78	2018A078	128	2018A128	178	2018A178
29	2018A029	79	2018A079	129	2018A129	179	2018A179
30	2018A030	80	2018A080	130	2018A130	180	2018A180
31	2018A031	81	2018A081	131	2018A131	181	2018A181
32	2018A032	82	2018A082	132	2018A132	182	2018A182
33	2018A033	83	2018A083	133	2018A133	183	2018A183
34	2018A034	84	2018A084	134	2018A134	184	2018A184
35	2018A035	85	2018A085	135	2018A135	185	2018A185
36	2018A036	86	2018A086	136	2018A136	186	2018A186
37	2018A037	87	2018A087	137	2018A137	187	2018A187
38	2018A038	88	2018A088	138	2018A138	188	2018A188
39	2018A039	89	2018A089	139	2018A139	189	2018A189
40	2018A040	90	2018A090	140	2018A140	190	2018A190
41	2018A041	91	2018A091	141	2018A141	191	2018A191
42	2018A042	92	2018A092	142	2018A142	192	2018A192
43	2018A043	93	2018A093	143	2018A143	193	2018A193
44	2018A044	94	2018A094	144	2018A144	194	2018A194
45	2018A045	95	2018A095	145	2018A145	195	2018A195
46	2018A046	96	2018A096	146	2018A146	196	2018A196
47	2018A047	97	2018A097	147	2018A147	197	2018A197
48	2018A048	98	2018A098	148	2018A148	198	2018A198
49	2018A049	99	2018A099	149	2018A149	199	2018A199
50	2018A050	100	2018A100	150	2018A150	200	2018A200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	2018A201	242	2018A242	283	2018A283	324	2018A324
202	2018A202	243	2018A243	284	2018A284	325	2018A325
203	2018A203	244	2018A244	285	2018A285	326	2018A326
204	2018A204	245	2018A245	286	2018A286	327	2018A327
205	2018A205	246	2018A246	287	2018A287	328	2018A328
206	2018A206	247	2018A247	288	2018A288	329	2018A329
207	2018A207	248	2018A248	289	2018A289	330	2018A330
208	2018A208	249	2018A249	290	2018A290	331	2018A331
209	2018A209	250	2018A250	291	2018A291	332	2018A332
210	2018A210	251	2018A251	292	2018A292	333	2018A333
211	2018A211	252	2018A252	293	2018A293	334	2018A334
212	2018A212	253	2018A253	294	2018A294	335	2018A335
213	2018A213	254	2018A254	295	2018A295	336	2018A336
214	2018A214	255	2018A255	296	2018A296	337	2018A337
215	2018A215	256	2018A256	297	2018A297	338	2018A338
216	2018A216	257	2018A257	298	2018A298	339	2018A339
217	2018A217	258	2018A258	299	2018A299	340	2018A340
218	2018A218	259	2018A259	300	2018A300	341	2018A341
219	2018A219	260	2018A260	301	2018A301	342	2018A342
220	2018A220	261	2018A261	302	2018A302	343	2018A343
221	2018A221	262	2018A262	303	2018A303	344	2018A344
222	2018A222	263	2018A263	304	2018A304	345	2018A345
223	2018A223	264	2018A264	305	2018A305	346	2018A346
224	2018A224	265	2018A265	306	2018A306	347	2018A347
225	2018A225	266	2018A266	307	2018A307	348	2018A348
226	2018A226	267	2018A267	308	2018A308	349	2018A349
227	2018A227	268	2018A268	309	2018A309	350	2018A350
228	2018A228	269	2018A269	310	2018A310	351	2018A351
229	2018A229	270	2018A270	311	2018A311	352	2018A352
230	2018A230	271	2018A271	312	2018A312	353	2018A353
231	2018A231	272	2018A272	313	2018A313	354	2018A354
232	2018A232	273	2018A273	314	2018A314	355	2018A355
233	2018A233	274	2018A274	315	2018A315	356	2018A356
234	2018A234	275	2018A275	316	2018A316	357	2018A357
235	2018A235	276	2018A276	317	2018A317	358	2018A358
236	2018A236	277	2018A277	318	2018A318	359	2018A359
237	2018A237	278	2018A278	319	2018A319	360	2018A360
238	2018A238	279	2018A279	320	2018A320	361	2018A361
239	2018A239	280	2018A280	321	2018A321
240	2018A240	281	2018A281	322	2018A322
241	2018A241	282	2018A282	323	2018A323

Note: The Bank has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers